Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2025	Nov. 30, 2025	Nov. 30, 2025
C000114967 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	14.05%	3.39%	4.20%
C000024819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — including sales load
Average Annual Return, Percent	11.71%	2.33%	3.31%
C000024817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Average Annual Return, Percent	8.69%	2.20%	3.46%
C000024820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Average Annual Return, Percent	20.74%	5.55%	7.64%
C000024822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — including sales load
Average Annual Return, Percent	25.79%	5.96%	7.58%
C000062082 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	28.07%	7.02%	8.50%
C000129977 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6 Shares
Average Annual Return, Percent	29.91%	9.30%	7.70%
C000090240 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	29.83%	9.25%	7.64%
C000130407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R Shares
Average Annual Return, Percent	29.26%	8.77%	7.17%
C000024825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — including sales load
Average Annual Return, Percent	27.49%	8.12%	6.70%
C000024823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — including sales load
Average Annual Return, Percent	22.36%	7.72%	6.75%
Without Sales Load [Member] | C000024819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — excluding sales load
Average Annual Return, Percent	12.71%	2.33%	3.31%
Without Sales Load [Member] | C000024817 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	13.77%	3.16%	3.94%
Without Sales Load [Member] | C000024820 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	27.75%	6.75%	8.25%
Without Sales Load [Member] | C000024822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — excluding sales load
Average Annual Return, Percent	26.79%	5.96%	7.58%
Without Sales Load [Member] | C000024825 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C Shares — excluding sales load
Average Annual Return, Percent	28.49%	8.12%	6.70%
Without Sales Load [Member] | C000024823 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A Shares — excluding sales load
Average Annual Return, Percent	29.47%	8.95%	7.36%
Morningstar Emerging Markets Bond Funds Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Emerging Markets Bond Funds Average
Average Annual Return, Percent	11.29%	2.51%	4.05%
Equally weighted J P Morgan Emerging Markets Bond Index Global Diversified J P Morgan Corporate Emerging Market Bond Index Diversified and J P Morgan Government Bond Index Emerging Markets Unhedged Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Equally weighted: J.P. Morgan Emerging Markets Bond Index Global Diversified, J.P. Morgan Corporate Emerging Market Bond Index Diversified and J.P. Morgan Government Bond Index-Emerging Markets-Unhedged Diversified
Average Annual Return, Percent	12.90%	2.81%	4.44%
J P Morgan Emerging Markets Bond Index Global Diversified [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	J.P. Morgan Emerging Markets Bond Index Global Diversified
Average Annual Return, Percent	11.90%	2.02%	4.18%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Average Annual Return, Percent	5.57%	(1.94%)	1.29%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	26.04%	8.41%	7.89%
Morningstar Foreign Large Blend Funds Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Large Blend Funds Category Average
Average Annual Return, Percent	23.50%	8.49%	7.19%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	24.50%	9.27%	7.72%
MSCI ACWI ex USA SMID Cap Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA SMID Cap Index
Average Annual Return, Percent	25.41%	7.69%	7.58%
Morningstar Foreign Small Mid Growth Category Average [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar Foreign Small/Mid Growth Category Average
Average Annual Return, Percent	14.73%	1.65%	5.84%